SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
Net proceeds from/(repayment) to controlling shareholder			$ (741)	$ (782)
Dividend paid to controlling shareholder	471	643
Ms Hong Bee Yin [Member]
Related Party Transaction [Line Items]
Net proceeds from/(repayment) to controlling shareholder				(714)
Shares issued as stock-based compensation to controlling shareholder	341	466
Dividend paid to controlling shareholder	$ 311	$ 425